OLD MUTUAL FUNDS II

Supplement Dated April 13, 2009

This Supplement updates certain information contained in the currently effective Class A and Class C Prospectus of Old Mutual Funds II (the “Trust”), dated July 28, 2008, as supplemented.  You should retain your Prospectus and any Supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following discussion supplements the disclosure under the heading “About Your Investment”, located on page 97 of the Prospectus, and shall remain in effect until the expiration of the extended term of the Temporary Guarantee Program for Money Market Funds on September 18, 2009.  .

Temporary Guarantee Program for Money Market Funds

On September 29, 2008, the U.S. Treasury Department established a Temporary Guarantee Program for Money Market Funds (the “Program”).  Under the Program, the Treasury Department will guarantee shareholders in a participating money market fund that they will receive $1 for each fund share covered by the Program, in the event that the fund liquidates and the per share value at the time of liquidation is less than $0.995 (the “Guarantee Event”), commonly referred to as “breaking the buck.”

At a meeting held on October 6, 2008, the Board of Trustees of Old Mutual Funds II (the “Board”) determined that the Old Mutual Cash Reserves Fund (the “Cash Reserves Fund” or the “Fund”) would participate in the initial term of the Program, which expired on December 18, 2008.

On November 24, 2008, the Treasury Department announced an extension of the Program until April 30, 2009 (the “Initial Extension Period”).  The Board determined that it was in the best interests of the Fund and its shareholders to continue the Fund’s participation in the Program through the Initial Extension Period.  On March 31, 2009, the Treasury Department announced its election to extend the Program through September 18, 2009 (the “Final Extension Period”).  Only funds that participated in the initial term and the Initial Extension Period of the Program are eligible to continue to participate through the Final Extension Period.

The Board of Trustees of Old Mutual Funds II has determined that continued participation in the Program through the Final Extension Period is in the best interests of the Cash Reserves Fund and its shareholders.  Old Mutual Capital, Inc. has agreed to pay the fees required to extend the Fund’s participation in the Program through the Final Extension Period.

The Program covers shareholders of record of the Cash Reserves Fund on September 19, 2008 who continue to hold Fund shares at the time of a Guarantee Event.  The number of shares of each record holder covered by the Program will be the lesser of (a) the number of Fund shares owned by the record holder on September 19, 2008, or (b) the number of Fund shares owned by the record holder on the date of a Guarantee Event.  If the number of shares held fluctuates, even to zero, due to purchases or sales of shares during the Program period, shareholders will be covered for the number of shares held as of the close of business on September 19, 2008, or the number of shares held on the date of the Guarantee Event, whichever is less.  The Program does not protect shareholders who were not shareholders of the Fund as of the close of business on September 19, 2008.  Upon any liquidation pursuant to the Program, shares not protected by the Program will receive only net asset value per share.

In order to recover, a Guarantee Event must occur during the term of the Program (described below).  Recovery under the Program requires the Fund to liquidate.  Upon declaration of a Guarantee Event, the Fund will be required to suspend redemptions, cease sales and cease declaration and payment of dividends.  For shares covered by the guarantee, any difference between the amount received by a shareholder in connection with the liquidation and $1.00 per share will be covered under the Program.  Guarantee payments under the Program will not exceed the amount available within in the U.S. Treasury Department’s Exchange Stabilization Fund on the date of payment (currently, approximately $50 billion).

The Program is designed to address temporary dislocations in credit markets. The term of the Program has been extended through September 18, 2009, after which time the Program will terminate.

For additional information on the Program, visit the U.S. Treasury Department’s website at www.ustreas.gov.  Neither this Prospectus Supplement, the Prospectus referred to above, nor the Cash Reserves Fund are in any manner approved, endorsed, sponsored or authorized by the U.S. Treasury Department.

_______________________________________________________________
Distributor: Old Mutual Investment Partners
R-09-484  04/2009

OLD MUTUAL FUNDS II

Supplement Dated April 13, 2009

This Supplement updates certain information contained in the currently effective Class Z and Institutional Class Prospectus of Old Mutual Funds II (the “Trust”), dated December 9, 2008, as supplemented.  You should retain your Prospectus and any Supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following discussion replaces the disclosure under the heading “About Your Investment – Temporary Guarantee Program – Old Mutual Cash Reserves Fund”, located on page 109 of the Prospectus, and shall remain in effect until the expiration of the extended term of the Temporary Guarantee Program for Money Market Funds on September 18, 2009.

Temporary Guarantee Program for Money Market Funds

On September 29, 2008, the U.S. Treasury Department established a Temporary Guarantee Program for Money Market Funds (the “Program”).  Under the Program, the Treasury Department will guarantee shareholders in a participating money market fund that they will receive $1 for each fund share covered by the Program, in the event that the fund liquidates and the per share value at the time of liquidation is less than $0.995 (the “Guarantee Event”), commonly referred to as “breaking the buck.”

At a meeting held on October 6, 2008, the Board of Trustees of Old Mutual Funds II (the “Board”) determined that the Old Mutual Cash Reserves Fund (the “Cash Reserves Fund” or the “Fund”) would participate in the initial term of the Program, which expired on December 18, 2008.

On November 24, 2008, the Treasury Department announced an extension of the Program until April 30, 2009 (the “Initial Extension Period”).  The Board determined that it was in the best interests of the Fund and its shareholders to continue the Fund’s participation in the Program through the Initial Extension Period.  On March 31, 2009, the Treasury Department announced its election to extend the Program through September 18, 2009 (the “Final Extension Period”).  Only funds that participated in the initial term and the Initial Extension Period of the Program are eligible to continue to participate through the Final Extension Period.

The Board of Trustees of Old Mutual Funds II has determined that continued participation in the Program through the Final Extension Period is in the best interests of the Cash Reserves Fund and its shareholders.  Old Mutual Capital, Inc. has agreed to pay the fees required to extend the Fund’s participation in the Program through the Final Extension Period.

The Program covers shareholders of record of the Cash Reserves Fund on September 19, 2008 who continue to hold Fund shares at the time of a Guarantee Event.  The number of shares of each record holder covered by the Program will be the lesser of (a) the number of Fund shares owned by the record holder on September 19, 2008, or (b) the number of Fund shares owned by the record holder on the date of a Guarantee Event.  If the number of shares held fluctuates, even to zero, due to purchases or sales of shares during the Program period, shareholders will be covered for the number of shares held as of the close of business on September 19, 2008, or the number of shares held on the date of the Guarantee Event, whichever is less.  The Program does not protect shareholders who were not shareholders of the Fund as of the close of business on September 19, 2008.  Upon any liquidation pursuant to the Program, shares not protected by the Program will receive only net asset value per share.

In order to recover, a Guarantee Event must occur during the term of the Program (described below).  Recovery under the Program requires the Fund to liquidate.  Upon declaration of a Guarantee Event, the Fund will be required to suspend redemptions, cease sales and cease declaration and payment of dividends.  For shares covered by the guarantee, any difference between the amount received by a shareholder in connection with the liquidation and $1.00 per share will be covered under the Program.  Guarantee payments under the Program will not exceed the amount available within in the U.S. Treasury Department’s Exchange Stabilization Fund on the date of payment (currently, approximately $50 billion).

The Program is designed to address temporary dislocations in credit markets. The term of the Program has been extended through September 18, 2009, after which time the Program will terminate.

For additional information on the Program, visit the U.S. Treasury Department’s website at www.ustreas.gov.  Neither this Prospectus Supplement, the Prospectus referred to above, nor the Cash Reserves Fund are in any manner approved, endorsed, sponsored or authorized by the U.S. Treasury Department.

_______________________________________________________________
Distributor: Old Mutual Investment Partners
R-09-485  04/2009